Net other operating income and expenses - Summary of Other operating income and expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Loans at amortized cost		₩ 249,842	₩ 206,643	₩ 178,158
Miscellaneous other operating income
Gain on hedged items		607,993	753,798	422,074
Reversal of allowance for guarantees and acceptances		0	8,471	4,856
Gain on other trust accounts		0	0	2
Reversal of other allowance		1,086	8,022	1,790
Others		747,904	750,170	547,573
Miscellaneous other operating income		1,356,983	1,520,461	976,295
Other operating income		1,606,825	1,727,104	1,154,453
Other operating expense
Loans at amortized cost		(161,910)	(97,821)	(19,723)
Miscellaneous other operating expense
Loss on hedged items		(753,529)	(626,116)	(448,664)
Fund contribution		(559,455)	(526,196)	(470,227)
Provision for payment guarantee liabilities		(404)	0	0
Provision for other debt allowances		(35,164)	(98,344)	(15,516)
Depreciation of operating lease assets		(445,157)	(465,716)	(445,006)
Others	[1]	(1,977,199)	(1,979,135)	(1,942,047)
Miscellaneous other operating expense		(3,770,908)	(3,695,507)	(3,321,460)
Other operating expense		(3,932,818)	(3,793,328)	(3,341,183)
Other operating expenses, net		₩ (2,325,993)	₩ (2,066,224)	₩ (2,186,730)

[1]	Includes W293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.